Label	Element	Value
Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Distillate Small/Mid Cash Flow ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Distillate Small/Mid Cash Flow ETF (DSMC)
(the “Fund”)
May 29, 2025

Supplement to the Summary Prospectus and Prospectus dated January 31, 2025

The following replaces the disclosure, in its entirety, found in the first paragraph under the heading “Principal Investment Strategy” on page 1-2 of the Fund’s summary prospectus and page 14 of the Fund’s prospectus:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities of small- and mid-capitalization companies. The Fund considers companies whose market capitalization, at the time of purchase, places them in the lowest 10% of the total market capitalization of the U.S. equity market to be small-cap and mid-cap companies. Under these market capitalization guidelines, based on market capitalization data as of May 27, 2025, the market capitalization of such a company would be equal to or less than $11,997 million. This threshold will change due to market conditions.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Distillate Small/Mid Cash Flow ETF | Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DSMC